Lease arrangements - Summary of Lease liability (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Total lease liabilities	£ (360)	£ (391)
Property [member[
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Current lease liabilities	(83)	(81)
Non-current lease liabilities	(260)	(295)
Non-property [member]
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Current lease liabilities	(9)	(8)
Non-current lease liabilities	£ (8)	£ (7)